Investment Portfolio
(UNAUDITED) | 01.31.2020
CARILLON REAMS UNCONSTRAINED BOND FUND
CORPORATE BONDS - 27.5%	Principal Amount	Value
Airlines - 1.0%
American Airlines, Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24	$ 1,500,374	$ 1,574,126
Continental Airlines, Pass Through Trust, Series 2007-1, Class A, 5.98%, 10/19/23	1,630,968	1,721,125
US Airways, Pass Through Trust,
Series 2010-1, Class A, 6.25%, 10/22/24	3,444,821	3,757,931
Series 2012-1, Class A, 5.90%, 04/01/26	2,261,107	2,543,965
Auto manufacturers - 5.9%
Daimler Finance North America LLC,
144A, 3.10%, 05/04/20	6,005,000	6,023,533
144A, 3.35%, 05/04/21	8,745,000	8,902,333
Ford Motor Credit Co. LLC,
2.43%, 06/12/20	6,045,000	6,059,609
3.20%, 01/15/21	7,780,000	7,844,793
3.81%, 10/12/21	3,680,000	3,755,666
General Motors Financial Co., Inc.,
3.55%, 04/09/21	7,110,000	7,243,195
5.10%, 01/17/24	10,165,000	11,153,989
Volkswagen Group of America Finance LLC, 144A, 2.70%, 09/26/22	3,645,000	3,706,598
Banks - 8.6%
Bank of America Corp. (Fixed until 04/23/26, then 3 Month LIBOR USD + 1.06%), 3.56%, 04/23/27	11,830,000	12,756,971
Citigroup, Inc. (3 Month LIBOR USD + 0.95%), 2.75%, 07/24/23	10,415,000	10,529,873
Credit Suisse AG (SOFR + 0.45%), 2.03%, 02/04/22	10,560,000	10,563,168
JPMorgan Chase & Co., 2.75%, 06/23/20	5,485,000	5,499,931
Truist Financial Corp., 2.20%, 03/16/23	7,500,000	7,592,575
UBS AG, 144A, 2.45%, 12/01/20	5,005,000	5,028,373
U.S. Bank NA, 3.15%, 04/26/21	9,420,000	9,588,581
Wells Fargo & Co.,
2.55%, 12/07/20	5,225,000	5,257,579
(3 Month LIBOR USD + 1.23%), 3.01%, 10/31/23	7,225,000	7,372,896
3.75%, 01/24/24	3,045,000	3,253,161
4.60%, 04/01/21	2,950,000	3,048,122
Biotechnology - 1.1%
AbbVie, Inc. (3 Month LIBOR USD + 0.46%), 144A, 2.35%, 11/19/21	9,920,000	9,952,358
Consumer finance - 1.3%
American Express Co., 2.20%, 10/30/20	5,610,000	5,623,765
American Express Credit Corp., 2.60%, 09/14/20	6,435,000	6,463,405
Food products - 0.2%
Campbell Soup Co. (3 Month LIBOR USD + 0.63%), 2.52%, 03/15/21	1,280,000	1,285,274
Health care equipment & supplies - 0.7%
Becton Dickinson and Co., 2.40%, 06/05/20	6,700,000	6,709,397
Health care providers & services - 3.4%
Cigna Corp., 3.20%, 09/17/20	10,870,000	10,959,866
CVS Health Corp.,
3.35%, 03/09/21	15,990,000	16,275,454
3.70%, 03/09/23	4,680,000	4,909,096
Hotels, restaurants & leisure - 0.4%
McDonald's Corp., 2.75%, 12/09/20	4,010,000	4,040,726
Insurance - 1.7%
MassMutual Global Funding II, 144A, 1.95%, 09/22/20	10,490,000	10,508,219
Metropolitan Life Global Funding I, 144A, 2.40%, 01/08/21	5,275,000	5,312,069
Multi-utilities - 2.0%
Dominion Energy, Inc., 144A, 2.45%, 01/15/23	18,580,000	18,836,263
Oil, gas & consumable fuels - 0.5%
Energy Transfer Operating LP, 4.05%, 03/15/25	4,562,000	4,838,959
Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co. (3 Month LIBOR USD + 0.20%), 144A, 2.10%, 11/16/20	6,440,000	6,447,486
Total corporate bonds (cost $251,567,270)		256,940,430

MORTGAGE AND ASSET-BACKED SECURITIES - 36.9%
Asset-backed securities - 13.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2015-2A, Class A, 144A, 2.63%, 12/20/21	$ 4,395,000	$ 4,416,436
Series 2019-1A, Class A, 144A, 3.45%, 03/20/23	5,520,000	5,692,164
Bank of The West Auto Trust, Series 2019-1, Class A2, 144A, 2.40%, 10/17/22	14,281,544	14,330,612
Barclays Dryrock Issuance Trust, Series 2018-1, Class A (1 Month LIBOR USD + 0.33%), 2.01%, 07/15/24	10,540,000	10,558,970
Citibank Credit Card Issuance Trust,
Series 2017-A7, Class A7 (1 Month LIBOR USD + 0.37%), 2.06%, 08/08/24	11,620,000	11,666,466
Series 2018-A1, Class A1, 2.49%, 01/20/23	20,245,000	20,422,605
Countrywide Asset-Backed Certificates, Series 2006-S10, Class A3 (1 Month LIBOR USD + 0.32%), 1.98%, 10/25/36	930,835	898,368
Hertz Vehicle Financing II LP,
Series 2015-3A, Class A, 144A, 2.67%, 09/25/21	2,725,000	2,735,671
Series 2016-2A, Class A, 144A, 2.95%, 03/25/22	6,315,000	6,387,903
Series 2016-4A, Class A, 144A, 2.65%, 07/25/22	3,530,000	3,565,406
Series 2017-1A, Class A, 144A, 2.96%, 10/25/21	3,180,000	3,201,113
Series 2019-1A, Class A, 144A, 3.71%, 03/25/23	6,655,000	6,902,724
Home Equity Loan Trust, Series 2006-HSA2, Class AI3, VR, 5.55%, 11/25/27	3,121,039	1,429,978
Mercedes-Benz Auto Lease Trust, Series 2020-A, Class A2, 1.82%, 03/15/22	20,075,000	20,095,673
Toyota Auto Receivables Owner Trust, Series 2018-A, Class A3, 2.35%, 05/16/22	6,707,127	6,733,369
Verizon Owner Trust, Series 2018-1A, Class A1B (1 Month LIBOR USD + 0.26%), 144A, 1.91%, 09/20/22	8,565,000	8,575,009
Commercial mortgage-backed securities - 7.4%
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A1, 2.86%, 03/10/51	2,226,559	2,257,405
COMM Mortgage Trust,
Series 2012-CCRE4, Class ASB, 2.44%, 10/17/45	5,669,432	5,711,900
Series 2013-CCRE10, Class ASB, 3.80%, 08/10/46	1,363,662	1,411,098
GS Mortgage Securities Trust,
Series 2011-GCJ5, Class A3, 3.82%, 08/12/44	2,782,265	2,807,126
Series 2013-GCJ12, Class A3, 2.86%, 06/12/46	2,120,000	2,179,784
Series 2013-GCJ14, Class AAB, 3.82%, 08/10/46	3,368,019	3,470,902
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC9, Class ASB, 2.44%, 12/17/47	7,494,716	7,557,486
Series 2019-MFP, Class A (1 Month LIBOR USD + 0.96%), 144A, 2.64%, 07/15/36	3,945,000	3,946,243
JPM ACMBS, Series JPM-2526, Class COLL, 2.25%, 02/25/30	6,700,000	6,702,010
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3, 2.53%, 12/12/45	3,530,764	3,530,056
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class ASB, VR, 3.93%, 07/17/46	8,357,186	8,679,847
WFRBS Commercial Mortgage Trust,
Series 2012-C10, Class ASB, 2.45%, 12/15/45	3,958,734	3,991,400
Series 2013-C13, Class A3, 2.75%, 05/17/45	4,920,766	5,054,946
Series 2013-C15, Class ASB, 3.72%, 08/17/46	3,154,671	3,245,417
Series 2013-C18, Class A3, 3.65%, 12/17/46	7,315,000	7,384,610
Series 2014-C21, Class A3, 3.43%, 08/16/47	952,588	967,234
Federal agency mortgage-backed obligations - 15.8%
Fannie Mae Pool,
Series 3663, Class MA, 3.50%, 05/01/49	21,621,064	22,314,093
Series 3961, Class AN, 3.16%, 12/01/31	3,579,271	3,932,516
Series 5796, Class AN, 3.03%, 06/01/27	4,095,000	4,393,897
Series 387770, 3.63%, 07/01/28	4,760,000	5,227,738
TBA, 3.00%, 03/15/50	14,215,000	14,527,163
TBA, 4.50%, 03/15/50	40,755,000	43,100,251
Freddie Mac Multifamily Structured Pass Through Certificates,
Series KF51, Class A (1 Month LIBOR USD + 0.40%), 2.16%, 08/25/25	6,311,078	6,276,530
Series KF58, Class A (1 Month LIBOR USD + 0.50%), 2.26%, 01/25/26	16,165,515	16,121,805
Series KF72, Class A (1 Month LIBOR USD + 0.50%), 2.26%, 11/25/26	10,199,125	10,211,885
Freddie Mac Pool, Series 2087, Class ZT, 4.00%, 06/01/49	19,965,684	20,863,284
Total mortgage and asset-backed securities (cost $341,045,923)		343,479,093

U.S. TREASURIES - 2.7%
U.S. Treasury Notes, 2.38%, 04/30/20	25,105,000	25,146,188
Total U.S. Treasuries (cost $25,103,056)		25,146,188

SHORT-TERM INVESTMENTS - 37.5%
U.S. Treasury Bills,
ZCI, 1.51%, 07/23/20	257,860,000	256,027,647
ZCI, 1.62%, 04/23/20	93,750,000	93,430,903
Total short-term investments (cost $349,411,564)		349,458,550
Total investment portfolio (cost $967,127,813) - 104.6%		975,024,261
Liabilities in excess of other assets - (4.6)%		(43,156,869)
Total net assets - 100.0%		$ 931,867,392

144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

TBA - To-be-announced security. Securities are being used in dollar roll transactions.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments and credit default swap contracts are categorized as Level 2 as of the date of this report.  The forward contracts are categorized as Level 1. The total value of Level 1 and Level 2 investments as of the date of this report is $95,970, and $978,181,049, respectively.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CARILLON REAMS UNCONSTRAINED BOND FUND
SWAP CONTRACTS - CREDIT DEFAULT SWAPS
(UNAUDITED) | 01.31.2020

Exchange	Reference Entity	Rating of Reference Entity (Moody's/S&P)	Buy/Sell(a) Protection	Pay/Receive Fixed Rate	Fixed Rate	Expiration Date	Notional Value(b)	Value(c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Intercontinental Exchange	CDX North American High Yield Index Series 33	B2/B	Sell	Receive	5%/Quarterly	12/20/2024	$18,404,100	$1,539,298	$1,551,516	$(12,218)
Intercontinental Exchange	CDX North American Investment Grade Index Series 33	Baa2/BBB	Sell	Receive	1%/Quarterly	12/20/2024	65,480,000	1,617,490	1,149,203	468,287
Total swap contracts							$83,884,100	$3,156,788	$2,700,719	$456,069

There is $159,600 of variation margin due from the Fund to the broker as of the date of this report.

(a)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b)The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CARILLON REAMS UNCONSTRAINED BOND FUND
FORWARD CONTRACTS
(UNAUDITED) | 01.31.2020
Currency to be Received		Currency to be Delivered		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
Australian Dollar	27,425,000	U.S. Dollar	18,464,978	5/4/2020	J.P. Morgan	$ (73,394)
Euro	8,365,000	U.S. Dollar	9,283,979	5/4/2020	J.P. Morgan	46,485
British Pound Sterling	7,005,000	U.S. Dollar	9,194,973	5/4/2020	J.P. Morgan	78,313
Japanese Yen	1,010,000,000	U.S. Dollar	9,326,635	5/7/2020	J.P. Morgan	44,566
Total forward contracts						$ 95,970